Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 18, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal written policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers and directors at certain times. In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. It is our practice to grant equity awards, including stock options and RSUs, to employees during open trading windows.
The following table presents information regarding stock options issued to certain of our named executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Jeffrey Bertelsen (1)	3/18/2024	500,000	$2.03	$867,500	2.53%

(1)
Represents a stock option award. One-forty-eighth (1/48th) of these stock options (rounded down, except for the final scheduled vesting installment) vest and become exercisable on the 20th day of each calendar month commencing in April 2024, subject to the Mr. Bertelsen’s continuous service with the Company through each such vesting date.

Award Timing Method
We do not have any formal written policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers and directors at certain times. In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. It is our practice to grant equity awards, including stock options and RSUs, to employees during open trading windows.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In all cases, the timing of grants of equity awards, including stock options and RSUs, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure of
Material Nonpublic
Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material
Nonpublic Information

Jeffrey Bertelsen (1)	3/18/2024	500,000	$2.03	$867,500	2.53%

(1)
Represents a stock option award. One-forty-eighth (1/48th) of these stock options (rounded down, except for the final scheduled vesting installment) vest and become exercisable on the 20th day of each calendar month commencing in April 2024, subject to the Mr. Bertelsen’s continuous service with the Company through each such vesting date.

Jeffrey Bertelsen [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffrey Bertelsen
Underlying Securities | shares		500,000
Exercise Price | $ / shares		$ 2.03
Fair Value as of Grant Date | $		$ 867,500
Underlying Security Market Price Change		2.53